NOTE 7. Summary of prepaid expenses and other current assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid interest expenses	$ 51	$ 341
Temporary advances to employees	197	798
Prepaid rent	1,632	1,124
Prepaid other taxes	81	264
Prepaid fuel charges	46	606
Prepaid insurance expenses	1,365	155
Other current assets	1,140	877
Security deposits for lease securitization borrowings	0	7,935
Total	$ 4,512	$ 12,100